LOSS PER SHARE	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE

	2025	2024	2023
	US$	US$	US$
Basic loss per share	(0.12)	(0.10)	(0.11)
Diluted loss per share	(0.12)	(0.10)	(0.11)
The following reflects the income and share data used in the calculations of basic earnings per share:

	2025	2024	2023
	US$	US$	US$
Net loss	(35,348,675)	(21,843,646)	(17,444,754)
Net loss used in calculating basic and dilutive earnings per share	(35,348,675)	(21,843,646)	(17,444,754)

	2025	2024	2023
	Share #	Share #	Share #
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	296,887,872	217,842,947	168,029,357
(a)    Anti-Dilutive Securities
As at June 30, 2025, 12,904,118 Unlisted Options, 7,504,409 Performance Rights, 4,798,225 RSUs and 19,800,000 Performance Shares, which together represent 45,006,752 potential Ordinary Shares (2024: 83,195,741), (2023: 92,581,743), were not included in the calculation of diluted loss per share because they are considered anti-dilutive as they would decrease the loss per share for the years presented.
(b)    Conversions, Calls, Subscriptions or Issues after June 30, 2025
Subsequent to June 30, 2025, the Company has:
•issued 13,566,770 ordinary shares pursuant to a placement of ordinary shares; and
•issued 1,716,396 ordinary shares pursuant to the exercise of unlisted options.
•issued 165,000 unlisted performance rights to employees and contractors.
Other than as above, there have been no other conversions to, calls of, or subscriptions for Ordinary Shares or issues of potential Ordinary Shares since the reporting date and before the completion of this financial report.